Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

	As at December 31,	As at December 31,
	2019 $	2018 $
Cash	53,894	2,905
Short-term bank deposits	29,720	38,699
	83,614	41,604

As at December 31, 2019, $388 of cash was held in Canadian dollars (December 31, 2018 – $215), $1,011 of cash was held in US dollars (December 31, 2018 – $2,691) and the Company’s $52,495 share of Joint Operation’s cash was held in US dollars. Cash at bank balances earn interest between 0.25-1.5%. Short-term bank deposits are held in US dollars and earn interest between 1.0-2.81%.